RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Receivable related to tax sharing agreement	$ 3,389	$ 4,208
The Dow Chemical Company [Domain]
Related Party Transaction [Line Items]
Receivable related to tax sharing agreement	3,389	4,208
The Dow Chemical Company [Domain] | DowDuPont
Related Party Transaction [Line Items]
Dividends declared and paid	3,711	1,056
Receivable related to tax sharing agreement	$ 89	$ 354